Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of segment reporting [Line Items]
Segment revenue	₨ 27,025,675	$ 356,506	₨ 24,319,542	₨ 22,952,067
Intersegment Revenues	308,221		313,259	306,259
Allocated segment expenses	20,880,346		19,139,572	18,814,861
Intersegment Expenses	308,221		313,259	306,259
Segment operating income / (loss)	6,145,329		5,179,970	4,137,206
Unallocated expenses:
Support Service Unit Costs	(105,285)		(109,718)	(63,612)
Depreciation and amortization	(3,298,047)		(2,835,632)	(2,290,777)
Other income / (expense), net	130,728	1,724	155,993	97,155
Finance income	73,577	971	172,319	193,877
Finance expenses	(1,098,096)	(14,485)	(962,656)	(1,054,133)
Profit / (loss) before tax	1,848,206	24,380	1,600,276	1,019,716
Income tax (expense) / benefit	(590,261)	(7,786)	(68,414)	(314,339)
Profit / (loss) for the year	1,257,946	$ 16,594	1,531,862	705,377
Network centric Services
Disclosure of segment reporting [Line Items]
Segment revenue	12,011,178		10,939,620	11,980,880
Intersegment Revenues	0		0	0
Allocated segment expenses	9,880,381		8,878,254	10,218,963
Intersegment Expenses	250,803		255,841	248,841
Segment operating income / (loss)	1,879,994		1,805,525	1,513,076
Data Center Services
Disclosure of segment reporting [Line Items]
Segment revenue	7,494,395		5,540,937	3,823,690
Intersegment Revenues	87,753		87,753	87,753
Allocated segment expenses	4,297,871		3,029,653	2,260,094
Intersegment Expenses	0
Segment operating income / (loss)	3,284,277		2,599,036	1,651,349
Digital Services
Disclosure of segment reporting [Line Items]
Segment revenue	7,520,102		7,838,985	7,147,497
Intersegment Revenues	220,468		225,506	218,506
Allocated segment expenses	6,702,094		7,231,665	6,335,804
Intersegment Expenses	57,418		57,418	57,418
Segment operating income / (loss)	₨ 981,058		₨ 775,408	₨ 972,781